Lease (Tables)	9 Months Ended
Aug. 31, 2022
Lease
Schedule of operating lease assets and liabilities
	August 31, 2022	November 30, 2021

Assets:
Operating lease right-of-use asset	$42,523	$-

Liabilities:
Current:
Operating lease liability	$43,398	$-

Total lease liability	$43,398	$-

Schedule of Lease terms and discount rates
August 31, 2022

Remaining lease term (months)	3
Estimated incremental borrowing rate	11.4%

Schedule of Future minimum lease payments
August 31, 2022
Lease payments from September 1, 2022 - November 30, 2022	$42,818
Less imputed interest (September 1, 2022 - November)	800
Present value of lease liabilities	$42,018